Schedule of property and equipment, net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 100,727	$ 99,706
Less: accumulated depreciation	(74,444)	(64,591)
Property and equipment, net	26,283	35,115
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,980	3,939
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 96,747	$ 95,767